Leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

Note 8 - LEASES

The Company has operating leases for corporate offices and employees’ accommodation. These leases have remaining lease terms of 6 months to 4 years. The Company has elected to not recognize lease assets and liabilities for leases with a term less than twelve months.

The Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rates for these leases based primarily on lease terms were 4.75% in PRC, and 3.94% in Taiwan.

As of September 30, 2023, the future maturity of lease liabilities is as follows:

For the years ended September 30,	Operating Leases
2024	$85,732
2025	85,732
2026	30,108
Total undiscounted cash flows	201,572
Less: imputed interest	1,188
Present value of lease liabilities	200,384
Less: current portion	99,055
Non-current lease liabilities	$101,329